Mileage program (Tables)	12 Months Ended
Dec. 31, 2021
Mileage Program
Schedule of mileage program
	2021	2020
Mileage program	2,097,432	2,150,914
Breakage	(480,301)	(569,952)
Total	1,617,131	1,580,962

Current	1,298,782	1,258,502
Non-current	318,349	322,460